REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Geographic Areas, Revenues from External Customers [Abstract]
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION
NOTE 12:-          REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Reportable segments:

The Chief Operating Decision Maker ("CODM") assesses the Company's business based on three operating segments: Enterprise, Service Providers and Video Advertising. Enterprise segment includes TEM, services and solutions. The Service Providers segments include Billing and MVNE services and solutions. These three segments also comprise the Company's reporting units. The CODM uses adjusted net income before interest, tax, depreciation and amortization, goodwill impairment, net of change in contingent earn-out considerations, capital gain and stock based compensation ("adjusted EBITDA"), to assess performance, measure liquidity and make decisions. Adjusted EBITDA is a non-GAAP unaudited measure of profit and loss.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

Asset information, by reportable segment, is not reviewed by the CODM, therefore segment asset disclosure is not included.

The following tables present the financial information for the Company's reportable segments.

	Year ended December 31,
	2017	2016	2015
Enterprise

Revenue	$6,125	$6,663	$6,860
Adjusted EBITDA (unaudited)	$(18)	$513	$676

Video Advertising

Telecom revenue	$1,853	$6,502	$7,017	(*)
Adjusted EBITDA (unaudited)	$(1,533)	$(327)	$(273	)(*)

Service Providers

Telecom revenue	$648	$887	$835
Adjusted EBITDA (unaudited)	$(192)	$(296)	$(556)

Total

Revenue	$8,626	$14,052	$14,712
Adjusted EBITDA (unaudited)	$(1,743)	$(110)	$(153)

(*)       Financial information for the nine months ended on December 31, 2015.

A reconciliation of total adjusted EBITDA to net income for each year is as follows:

	Year ended December 31,
	2017	2016	2015

Adjusted EBITDA (unaudited)	$(1,743)	$(110)	$(153)
Depreciation and amortization expenses	(124)	(1,106)	(868)
Stock-based compensation	(1)	(223)	(170)
Financial expense (income), net	144	(17)	(17)
Goodwill impairment, net of contingent consideration	-	(482)	(3,514)
Video advertising technology impairment	-	(3,763)	-
Income tax effect	9	507	(194)

Loss	$(1,715)	$(5,194)	$(4,916)

b.	Geographic information:

The total revenues from external customers are attributed to geographic areas based on the location of the customer:

	Year ended December 31,
	2017	2016	2015

United States	$6,589	$6,860	$11,450
Asia	430	1,984	1,493
Israel	886	3,178	571
Europe	452	1,147	923
Other	269	883	275

	$8,626	$14,052	$14,712

Major customers' data as a percentage of total revenues:

The following table sets forth the customers that represented 10% or more of the Company's total revenues in each of the periods set forth below:

	Year ended December 31,
	2017	2016	2015

Customer A	(* -	12%	10%
Customer B	(* -	13%	27%
Customer C	(* -	10%	(* -

*)	Less than 10%.